Prepaid Deposits and Services (Tables)	12 Months Ended
Aug. 31, 2017
Banking and Thrift [Abstract]
Prepaid Deposits and Services
	August 31, 2017	August 31, 2016
Prepaid services	$6,164	$72,873
Prepaid deposits	5,176	–
	$11,340	$72,873